OTHER OPERATING INCOME/(EXPENSES) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Incomeexpenses
Tax expenses	R$ (7,343,849)	R$ (7,565,683)	R$ (6,828,457)
Legal provision	(6,351,410)	(2,961,314)	(3,888,464)
Income from sales of non-current assets, investments, and property and equipment, net (1)	193,968	662,967	25,894
Card marketing expenses	(3,544,693)	(3,478,163)	(3,078,632)
Other	121,428	(4,122,991)	(4,834,098)
Total	R$ (16,924,556)	R$ (17,465,184)	R$ (18,603,757)